Share-Based Compensation (Details) - Schedule of RSUs activity	12 Months Ended
Dec. 31, 2021 shares
Schedule of RSUs activity [Abstract]
Outstanding, Number of RSUs, beginning balance
Granted, Number of RSUs	1,968,974
Vested, Number of RSUs
Forfeited, Number of RSUs
Outstanding, Number of RSUs, ending balance	1,968,974